Segment and geographic information - Schedule of property and equipment by geographic information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 60,314	$ 64,637
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	55,201	61,517
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 5,113	$ 3,120